The following table summarizes changes in the number of outstanding stock options (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options, Outstanding - Beginning	1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Beginning	$ 6.52	$ 7.28	$ 7.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 20 days	3 years 4 months 6 days	3 years 5 months 23 days	4 years 2 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		191,301	100,769
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 5.10	$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(799,390)	(8,000)	(151,950)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 4.70	$ 2.64	$ 4.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(373,800)	(140,583)	(198,839)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 10.43	$ 10.90	$ 9.33
Options, Outstanding - Ending		1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Ending		$ 6.52	$ 7.28	$ 7.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		877,926
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 7.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 8 months 19 days	2 years 7 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		1,173,190
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 6.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 20 days	3 years 4 months 6 days